Shareholder Fees - FidelityFlex500IndexFund-PRO	Apr. 29, 2024 USD ($)
FidelityFlex500IndexFund-PRO | Fidelity Flex 500 Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none